Share Based Awards - Stock compensation expense (Details) - USD ($)	3 Months Ended	6 Months Ended
	Oct. 31, 2020	Oct. 31, 2020
Share-based Payment Arrangement [Abstract]
General and administrative	$ 94,629	$ 189,258
Research and development	9,945	19,890
Operations	2,487	4,974
Total	$ 107,061	$ 214,122